Information on the Groups Share in Associates and Joint Ventures individually immaterial (Detail) - Information on the Groups Share in Associates and Joint Ventures individually immaterial [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Information on the Groups Share in Associates and Joint Ventures individually immaterial [Line Items]
Equity method investments	€ 359	€ 415
Aggregated amount of the Group's share of profit (loss) from continuing operations	30	35
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	0	0
Aggregated amount of the Group's share of other comprehensive income	(8)	(33)
Aggregated amount of the Group's share of total comprehensive income	€ 22	€ 2